Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities [Abstract]
Balances at beginning of the year	₱ 7,182	₱ 8,541
Deferred during the year	111,084	102,288
Recognized as revenue during the year	(109,783)	(103,647)
Balances at end of the year	₱ 8,483	₱ 7,182